Equity - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2018 shares	Aug. 31, 2017 Class shares	Sep. 30, 2017	Dec. 31, 2017 USD ($) Class shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Sep. 30, 2018 shares	Feb. 29, 2016 Class	Dec. 31, 2014 shares	[1]
Capital Unit [Line Items]
Units authorized				10,000,000,000
Units issued				3,000,000,000
Units outstanding				3,000,000,000	1,500,000,000	[1]	813,021,000	[1]			165,771,000
Number of membership interests outstanding | Class		2		1						2
Units issued (shares)				1,500,000,000
Contribution amount | $				$ 95,557	$ 169,008		$ 82,775
Deemed distribution | $				$ 85,600
Common shares issued (shares)									152,539,532
Class A Unit
Capital Unit [Line Items]
Internal rate of return threshold of prior to distributions			9.00%	9.00%
Linn Energy Holdings | Roan LLC
Capital Unit [Line Items]
Ownership percentage		50.00%
Linn Energy Holdings | Membership units | Roan LLC
Capital Unit [Line Items]
Units issued (shares)	19,200,000	1,500,000,000
Citizen | Roan LLC
Capital Unit [Line Items]
Ownership percentage		50.00%
Citizen | Membership units | Roan LLC
Capital Unit [Line Items]
Units issued (shares)	19,200,000	1,500,000,000
Citizen | Class A Units
Capital Unit [Line Items]
Number of unit issued and outstanding				1,398
Members of Roan LLC | Common Class A
Capital Unit [Line Items]
Common shares issued (shares)									152,500,000

[1]	Reflects exchange of Citizen units for Roan units on retroactive basis